Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

12    Share capital

Common shares

The Company is authorized to issue an unlimited number of common shares.

Issued and outstanding (with no par value)

	2020	2019
	$	$

20,208,948 (2019 – 11,852,749) common shares	211,527	100,298

On July 21, 2020, the Company closed an offering, resulting in the issuance of 3,172,414 common shares at a price of $14.50, for gross proceeds of $46,000  ($42,721, net of transaction costs).

On January 27, 2020, the Company closed an offering, resulting in the issuance of 3,392,500 common shares at a price of $11.65, for gross proceeds of $39,523 ($36,373,  net of transaction costs).

On September 20, 2019, the Company closed an offering, resulting in the issuance of 1,045,455 units at a price of C$11.00 per unit, for gross proceeds of C$11,500 ($7,933, net of cash transaction costs). Each unit consisted of one common share of the Company and one-half of one warrant, with each whole warrant entitling the holder to acquire one common share at a price of C$15.50 per common share until the date that is 24 months from the closing of the offering.

Warrants

As a result of the September 20, 2019 offering, 522,727 warrants were issued.

A summary of warrants outstanding is shown below:

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	$	(years)

Balance - January 1, 2019	2,257,171	10.22	2.92
Granted	522,727	11.68	1.73
Balance - December 31, 2019	2,779,898	10.49	2.49
Exercised	(1,556,154)	11.06	1.82
Balance - December 31, 2020	1,223,744	11.33	1.68

The Company estimated the fair value of the warrants granted during the period using the Black-Scholes option pricing model with the following assumptions:

	September 20,
	2019

Share price on date of issuance	$8.27
Expected volatility	58%
Expected life of warrants	2	years
Risk-free interest rate	1.61%
Dividend yield	—

Due to the absence of company specific volatility rates for the expected life of the warrants, the Company chose comparable companies in the medical device industry. The fair value of the warrants issued as part of the September 20, 2019 offering was $872, or $1.67 per warrant, and was recorded in contributed surplus.

Subsequent to year end, there were 80,301 warrants exercised for total cash proceeds of $962.